Business and summary of significant accounting policies (Schedule of estimated useful lives for each major category of amortizable intangible assets) (Details)	12 Months Ended
Dec. 31, 2017
Trade Name | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Trade Name | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years
Technological Know-How | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Technological Know-How | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	9 years
Customer Relationships [Member] | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Customer Relationships [Member] | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	14 years